Shareholder Report, Average Annual Return (Details)	3 Months Ended	12 Months Ended	23 Months Ended
	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025
C000243188 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		9.78%	15.76%
C000259086 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.09%
Solactive GBS United States 1000 Index [Member] | S000080670 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		16.15%	21.59%
Solactive GBS United States 1000 Index [Member] | S000091421 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.80%
S&P 500 Value Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		5.59%	13.73%
Solactive GFS United States 2500 Value Style MV Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.07%